Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2017	Oct. 31, 2016
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 71,085	$ 87,472
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,088,631	999,468
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	114,713	67,758
Share-based compensation expense	265,027	134,653
Investment in Centric Solutions		6,984
Net operating loss carryforwards	2,099,195	1,958,734
Other	118,119	110,773
Total gross deferred tax assets	3,756,770	3,365,842
Valuation allowance	(3,622,575)	(3,060,246)
Net deferred tax assets	134,195	305,596
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(130,626)	(301,590)
Other receivables, due to accrual for financial reporting purposes	(3,569)	(4,006)
Total gross deferred tax liabilities	(134,195)	(305,596)
Net deferred tax asset